Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax

The geographical distribution of loss before income taxes are summarized below:

	December 31,
	2016	2015
United States	$(6,501,997)	$(9,740,066)
Foreign	(235,623)	—

Total	$(6,737,620)	$(9,740,066)

Loss resulting from discontinued operations	$(5,305,894)	$(6,168,480)

Taxes allocated to discontinued operations	21,700	—

Reconciliation of Income Tax Expense by Applying Statutory U.S. Federal Income Tax Rate to Income Before Income Taxes

A reconciliation of income tax expense for continuing operations with amounts determined by applying the statutory U.S. federal income tax rate to income before income taxes is as follows:

	December 31,
	2016	2015
Tax on the loss before income tax expense computed at the federal statutory rate of 34%	$(2,290,862)	$(3,311,267)
State tax (benefit) at statutory rate, net of federal benefit	(136,982)	(568,213)
Foreign Rate Differential	35,343	—
Change in Valuation Allowance	2,355,170	1,826,219
Change in research and development credits	(129,974)	(60,991)
Stock Based Compensation - ISO	274,506	—
Change in fair value of warrants	(619,067)	1,493,215
Other	511,866	621,037

Effective income tax rate	—%	—%

Significant Components of Company's Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities are as follows at December 31, 2016 and 2015:

	December 31,
	2016	2015
Non-Current Deferred Tax Assets:
Reserves and accruals	$159,163	$152,137
Assets held for sale	63,540	144,606
Net Operating Loss Carryforwards	30,291,080	26,174,912
Research and development credits carryforwards	1,580,253	1,381,296
Intangible Assets	(74,376)	(77,168)
Fixed Assets	(1,764)	3,242

Total Non-Current Deferred Tax Assets	32,017,896	27,779,025

Valuation Allowance	(32,017,896)	(27,779,025)

Net Deferred Tax Liability	$—	$—

Summary of Gross Unrecognized Tax Benefits

The following tables summarize the activities of gross unrecognized tax benefits:

	December 31,
	2016	2015
Beginning balance	$691,697	$673,247
Increase related to prior year tax positions	—	—
Decreases related to prior year tax positions	35,804	(13,207)
Increase related to current year tax positions	67,461	31,657
Decreases related to current year tax positions	—	—

Ending Balance	$794,962	$691,697